Legal Proceedings (Details) - Liquidia PAH and Sandoz - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2024	Apr. 30, 2021
UTC and Smiths Medical Litigation | Pending Litigation
Legal Proceedings
Proceeds from Legal Settlements		$ 4,250
Breach of contract claim
Legal Proceedings
Judgement amount awarded from other party	$ 70,600